Filed electronically with the Securities and Exchange Commission on October 1, 2009

                                                                File No. 2-81105
                                                              File No. 811-03632

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                             Pre-Effective Amendment
                         Post-Effective Amendment No. 53
                                                      --
                                     And/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 53
                                              --


                               DWS Tax Free Trust
                               ------------------
               (Exact Name of Registrant as Specified in Charter)

                    345 Park Avenue, New York, NY 10154-0004
                    ----------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2572

                                  John Millette
                                  -------------
                  Deutsche Investment Management Americas Inc.
                                One Beacon Street
                           Boston, Massachusetts 02108
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/___/     Immediately upon filing pursuant to paragraph (b)
/X/       On October 1, 2009 pursuant to paragraph (b)
/___/     60 days after filing pursuant to paragraph (a) (1)
/___/     On __________________ pursuant to paragraph (a) (1)
/___/     75 days after filing pursuant to paragraph (a) (2)
/___/     On __________________ pursuant to paragraph (a) (2) of Rule 485.

          If Appropriate, check the following box:
/___/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                EXPLANATORY NOTE
                                ----------------

This Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A (File No. 2-81105 and 811-03632) is being filed in order to update Item 27 to Part C. The Prospectuses and Statements of Additional Information for DWS Intermediate Tax/AMT Free Fund: Classes A, B, C, Institutional and S contained in Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A (File No. 2-81105 and 811-03632), as filed on September 28, 2009 are incorporated by reference in their entirety.

                            PART C. OTHER INFORMATION

   Item 23.       Exhibits
   --------       --------

                    (a)           (1)       Amended and Restated Declaration of Trust, dated June 2, 2008, is incorporated by reference to Post-Effective Amendment No. 51 to the
                                            Registration Statement.

                                  (2)       Amended and Restated Establishment and Designation of Classes of Series and
                                            Classes of Shares of Beneficial Interest, With $.01 Par Value, is
                                            incorporated by reference to Post-Effective Amendment No. 52 to the
                                            Registration Statement.

                    (b)           (1)       By-laws of the Registrant, dated as of April 1, 2008, is incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement.

                    (c)                     Inapplicable.

                    (d)           (1)       Amended and Restated Investment Management Agreement between the Registrant and Deutsche Investment Management Americas Inc., dated June 1, 2006, is incorporated by reference to Post-Effective Amendment No. 49 to the
                                            Registration Statement.

                    (e)           (1)       Underwriting and Distribution Services Agreement between the Registrant and
                                            Scudder Distributors, Inc., dated April 5, 2002, is incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement.

                                  (2)       Underwriting Agreement between the Registrant and Scudder Distributors,
                                            Inc., dated September 30, 2002, is incorporated by reference to
                                            Post-Effective Amendment No. 39 to the Registration Statement.

                    (f)                     Inapplicable.

                    (g)           (1)       Master Custodian Agreement between the Registrant and State Street Bank and
                                            Trust Company, dated November 17, 2008, is incorporated by reference to
                                            Post-Effective Amendment No. 52 to the Registration Statement.

                                  (2)       Subcustodian Agreement between State Street Bank and Morgan Guaranty Trust
                                            Company of New York, dated November 25, 1985, is incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement.

                                  (3)       Subcustodian Agreement between Irving Trust Company and State Street Bank, dated November 30, 1987, is incorporated by reference to Post-Effective
                                            Amendment No. 27 to the Registration Statement.

                                  (4)       Subcustodian Agreement between Chemical Bank and State Street Bank dated May
                                            31, 1988, is incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement.



                                       2

                                  (5)       Subcustodian Agreement between Security Pacific Bank and Trust Company (New
                                            York) and State Street Bank, dated February 18, 1988, is incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement.

                                  (6)       Subcustodian Agreement between Bankers Trust Company and State Street Bank, dated August 15, 1989, filed May 1, 1990 is incorporated by reference to
                                            Post-Effective Amendment No. 27 to the Registration Statement.

                    (h)           (1)       Shareholder Services Agreement between the Registrant and Kemper
                                            Distributors, Inc., dated December 29, 2000, is incorporated by reference to
                                            Post-Effective No. 37 to the Registration Statement.

                                  (2)       Shareholder Services Agreement between the Registrant and Scudder
                                            Distributors, Inc., dated April 5, 2002, is incorporated by reference to
                                            Post-Effective Amendment No. 40 to the Registration Statement.

                                  (3)       Letter of Indemnity to the Scudder Funds dated October 13, 2004 is incorporated by reference to Post-Effective Amendment No. 48 to the
                                            Registration Statement.

                                  (4)       Indemnification for service as an Independent Trustee of a Liquidating Fund dated October 13, 2004 is incorporated by reference to Post-Effective
                                            Amendment No. 48 to the Registration Statement.

                                  (5)       Letter of Indemnity to the Independent Trustees dated October 13, 2004 is incorporated by reference to Post-Effective Amendment No. 48 to the
                                            Registration Statement.

                                  (6)       Amended Administrative Services Agreement between the Registrant and
                                            Deutsche Investment Management Americas Inc., dated October 1, 2008 is incorporated by reference to Post-Effective Amendment No. 52 to the
                                            Registration Statement.

                                  (7)       Agency Agreement between the Registrant and DWS Scudder Investments Service
                                            Company, dated April 1, 2007, is incorporated by reference to Post-Effective
                                            Amendment No. 50 to the Registration Statement.

                                  (8)       Form of Mutual Fund Rule 22c-2 Information Sharing Agreement between DWS
                                            Scudder Distributors, Inc. and certain financial intermediaries is filed herein.

                                  (9)       Form of Expense Limitation Agreement is filed herein.

                    (i)                     Opinion and Consent of Legal Counsel, in incorporated by reference to
                                            Post-Effective Amendment No. 39 to the Registration Statement.

                    (j)                     Consent of Independent Registered Public Accounting Firm, is incorporated by reference to Post-Effective Amendment No. 52 to the Registration Statement.

                    (k)                     Inapplicable.

                    (l)                     Inapplicable.



                                       3

                    (m)           (1)       Rule 12b-1 Plans for Scudder Medium Term Tax Free Fund's Class A, Class B
                                            and Class C Shares, dated December 29, 2000, is incorporated by reference to
                                            Post-Effective Amendment No. 37 to the Registration Statement.

                    (n)           (1)       Amended and Restated Multi-Distribution System Plan, pursuant to Rule 18f-3, dated March 11, 2009 is incorporated by reference to Post-Effective
                                            Amendment No. 52 to the Registration Statement.

                    (p)           (1)       Code of Ethics of Scudder Tax Free Trust is incorporated by reference to
                                            Post-Effective Amendment No. 34 to the Registration Statement.

                                  (2)       Amended Code of Ethics of Scudder Medium Term Tax Free Fund is incorporated by reference to Post-Effective Amendment No. 38 to the Registration
                                            Statement.

                                  (3)       Code of Ethics for Deutsche Asset Management -- U.S., dated January 1, 2009 is incorporated by reference to Post-Effective Amendment No. 52 to the
                                            Registration Statement.

                                  (4)       Consolidated Fund Code of Ethics (All Funds) is incorporated by reference to
                                            Post-Effective Amendment No. 48 to the Registration Statement.

Item 24.          Persons Controlled by or under Common Control with Fund
--------          -------------------------------------------------------

                  None

Item 25.          Indemnification
--------          ---------------

                  Article IV of the Registrant's Agreement and Declaration of Trust (Exhibit (a)(9) hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                  The Registrant has purchased insurance policies insuring its officers and trustees against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject to certain deductibles.

                  On April 5, 2002, Zurich Scudder Investments, Inc. ("Scudder"), the investment adviser, now known as Deutsche Investment Management Americas Inc., was acquired by Deutsche Bank AG, not including certain U.K. Operations (the "Transaction"). In connection with the Trustees' evaluation of the Transaction, Deutsche Bank agreed to indemnify, defend and hold harmless Registrant and the trustees who were not "interested persons" of Scudder, Deutsche Bank or Registrant (the "Independent Trustees") for and against any liability and claims and expenses based upon or arising from, whether in whole or in part, or directly or indirectly, any untrue statement or alleged untrue statement of a material fact made to the Independent Trustees by Deutsche Bank in connection with the Independent Trustees' consideration of the Transaction, or any omission or alleged omission of a material fact necessary in order to make statements made, in light of the circumstances under which they were made, not misleading.

                  Deutsche Investment Management Americas Inc. (hereafter, "DIMA"), the investment advisor, has agreed, subject to applicable law and regulation, to indemnify and hold harmless the Registrant against any loss, damage, liability and expense, including, without limitation, the advancement and payment, as incurred, of reasonable fees and expenses of counsel (including counsel to the Registrant and counsel to the Independent Trustees) and consultants, whether retained by the Registrant or the Independent Trustees, and other customary costs and expenses incurred by the Registrant in connection with any litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Registrant ("Private Litigation and Enforcement Actions"). In the event that this indemnification is unavailable to the Registrant for any reason, then DIMA has agreed to contribute to the amount paid or payable by the Registrant as a result of any loss, damage, liability or expense in such proportion as is appropriate to reflect the relative fault of DIMA and the Registrant with respect to the matters which resulted in such loss, damage, liability or expense, as well as any other relevant equitable considerations; provided, that if no final determination is made in such action or proceeding as to the relative fault of DIMA and the Registrant, then DIMA shall pay the entire amount of such loss, damage, liability or expense.

                  In recognition of its undertaking to indemnify the Registrant, and in light of the rebuttable presumption generally afforded to non-interested board members of an investment company that they have not engaged in disabling conduct, DIMA has also agreed, subject to applicable law and regulation, to indemnify and hold harmless each of the Independent Trustees against any and all loss, damage, liability and expense, including without limitation the advancement and payment as incurred of reasonable fees and expenses of counsel and consultants, and other customary costs and expenses incurred by the Independent Trustees, arising from the matters alleged in any Private Litigation and Enforcement Actions or matters arising from or similar in subject matter to the matters alleged in the Private Litigation and Enforcement Actions (collectively, "Covered Matters"), including without limitation:

                  1. all reasonable legal and other expenses incurred by the Independent Trustees in connection with the Private Litigation and Enforcement Actions, and any actions that may be threatened or commenced in the future by any person (including any governmental authority), arising from or similar to the matters alleged in the Private Litigation and Enforcement Actions, including without limitation expenses related to the defense of, service as a witness in, or monitoring of such proceedings or actions;

                  2. all liabilities and reasonable legal and other expenses incurred by any Independent Trustee in connection with any judgment resulting from, or settlement of, any such proceeding, action or matter;

                  3. any loss or reasonable legal and other expenses incurred by any Independent Trustee as a result of the denial of, or dispute about, any insurance claim under, or actual or purported rescission or termination of, any policy of insurance arranged by DIMA (or by a representative of DIMA acting as such, acting as a representative of the Registrant or of the Independent Trustees or acting otherwise) for the benefit of the Independent Trustee, to the extent that such denial, dispute or rescission is based in whole or in part upon any alleged misrepresentation made in the application for such policy or any other alleged improper conduct on the part of DIMA, any of its corporate affiliates, or any of their directors, officers or employees;

                  4. any loss or reasonable legal and other expenses incurred by any Independent Trustee, whether or not such loss or expense is incurred with respect to a Covered Matter, which is otherwise covered under the terms of any specified policy of insurance, but for which the Independent Trustee is unable to obtain advancement of expenses or indemnification under that policy of insurance, due to the exhaustion of policy limits which is due in whole or in part to DIMA or any affiliate thereof having received advancement of expenses or indemnification under that policy for or with respect to any Covered Matter; provided, that the total amount that DIMA will be obligated to pay under this provision for all loss or expense shall not exceed the amount that DIMA and any of its affiliates actually receive under that policy of insurance for or with respect to any and all Covered Matters; and

                  5. all liabilities and reasonable legal and other expenses incurred by any Independent Trustee in connection with any proceeding or action to enforce his or her rights under the agreement, unless DIMA prevails on the merits of any such dispute in a final, nonappealable court order.

                  DIMA is not required to pay costs or expenses or provide indemnification to or for any individual Independent Trustee
                  (i) with respect to any particular proceeding or action as to which the Board of the Registrant has determined that such Independent Trustee ultimately would not be entitled to indemnification with respect thereto, or (ii) for any liability of the Independent Trustee to the Registrant or its shareholders to which such Independent Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Independent Trustee's duties as a Trustee of the Registrant as determined in a final adjudication in such proceeding or action. In addition, to the extent that DIMA has paid costs or expenses under the agreement to any individual Independent Trustee with respect to a particular proceeding or action, and there is a final adjudication in such proceeding or action of the Independent Trustee's liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Independent Trustee's duties as a Trustee of the Registrant, such Independent Trustee has undertaken to repay such costs or expenses to DIMA.

Item 26.          Business and Other Connections of Investment Advisor
--------          ----------------------------------------------------

                  During the last two fiscal years, no director or officer of Deutsche Investment Management Americas Inc., the investment advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Item 27.          Principal Underwriters
--------          ----------------------

                  (a)

                  DWS Investments Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter for registered open-end management investment companies other funds managed by Deutsche Investment Management Americas Inc.

                  (b)

                  Information on the officers and directors of DWS Investments Distributors, Inc., principal underwriter for the Registrant, is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                      (1)                             (2)                                  (3)
          DWS Investments
          Distributors, Inc.
          Name and Principal             Positions and Offices with               Positions and
          Business Address               DWS Investments Distributors, Inc.       Offices with Registrant
          ----------------               ----------------------------------       -----------------------

         Michael J. Woods               Director, Chairman of the Board, CEO and        None
         345 Park Avenue                President
         New York, NY 10154



                                       6

                      (1)                             (2)                                  (3)
          DWS Investments
          Distributors, Inc.
          Name and Principal             Positions and Offices with               Positions and
          Business Address               DWS Investments Distributors, Inc.       Offices with Registrant
          ----------------               ----------------------------------       -----------------------

         Michael Colon                  Director                                        None
         345 Park Avenue
         New York, NY 10154

         Matthew Eisenhardt             Chief Operating Officer                         None
         222 South Riverside Plaza
         Chicago, IL 60606

         Cliff Goldstein                Chief Financial Officer and Treasurer           None
         100 Plaza One
         Jersey City, NJ 07311

         Paul Schubert                  Vice President                                  Chief Financial Officer and
         345 Park Avenue                                                                Treasurer
         New York, NY 10154

         Donna White                    Chief Compliance Officer                        None
         280 Park Avenue
         New York, NY 10017

         Jason Vazquez                  Vice President and AML Compliance Officer       AML Compliance Officer
         280 Park Avenue
         New York, NY 10017

         Caroline Pearson               Secretary                                       Assistant Secretary
         One Beacon Street
         Boston, MA 02108

         Philip J. Collora              Assistant Secretary                             None
         222 South Riverside Plaza
         Chicago, IL 60606

         Patricia DeFilippis            Assistant Secretary                             None
         280 Park Avenue
         New York, NY 10017

         Anjie LaRocca                  Assistant Secretary                             None
         280 Park Avenue
         New York, NY 10017


         (c)      Not applicable


Item 28.          Location of Accounts and Records
--------          --------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Deutsche Investment Management Americas Inc., One Beacon Street, Boston, MA 02108. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North

                  Quincy, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by DWS Investments Service Company, 210 West 10th Street, Kansas City, Missouri 64105 and by the sub-transfer agent, DST Systems, Inc., 333 West 11th Street, Kansas City, Missouri 64105.

Item 29.          Management Services
--------          -------------------

                  Inapplicable.

Item 30.          Undertakings
--------          ------------

                  Inapplicable.

                                   SIGNATURES
                                   ----------


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 22nd day of September 2009.


                                             DWS TAX FREE TRUST

                                                   By:  /s/ Michael G. Clark
                                                        --------------------
                                                        Michael G. Clark*

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


 SIGNATURE                                  TITLE                                        DATE
 ---------                                  -----                                        ----

 /s/ Michael G. Clark
 -------------------------------------
 Michael G. Clark *                         President                                    September 22, 2009

 /s/Paul H. Schubert
 -------------------------------------
 Paul H. Schubert                           Chief Financial Officer and Treasurer        September 22, 2009

 /s/John W. Ballantine
 -------------------------------------
 John W. Ballantine*                        Trustee                                      September 22, 2009

 /s/Henry P. Becton, Jr.
 -------------------------------------
 Henry P. Becton, Jr.*                      Trustee                                      September 22, 2009

  /s/Dawn-Marie Driscoll
 -------------------------------------
 Dawn-Marie Driscoll*                       Trustee                                      September 22, 2009

 /s/Keith R. Fox
 -------------------------------------
 Keith R. Fox*                              Trustee                                      September 22, 2009

 /s/Paul K. Freeman
 -------------------------------------
 Paul K. Freeman*                           Chairperson and Trustee                      September 22, 2009

 /s/Kenneth C. Froewiss
 -------------------------------------
 Kenneth C. Froewiss*                       Trustee                                      September 22, 2009

 /s/Richard J. Herring
 -------------------------------------
 Richard J. Herring*                        Trustee                                      September 22, 2009

 /s/William McClayton
 -------------------------------------
 William McClayton*                         Trustee                                      September 22, 2009

 /s/Rebecca W. Rimel
 -------------------------------------
 Rebecca W. Rimel*                          Trustee                                      September 22, 2009



 SIGNATURE                                  TITLE                                        DATE
 ---------                                  -----                                        ----

 /s/William N. Searcy, Jr.
 -------------------------------------
 William N. Searcy, Jr.*                    Trustee                                      September 22, 2009

 /s/Jean Gleason Stromberg
 -------------------------------------
 Jean Gleason Stromberg*                    Trustee                                      September 22, 2009

 /s/Robert H. Wadsworth
 -------------------------------------
 Robert H. Wadsworth*                       Trustee                                      September 22, 2009

 /s/Axel Schwarzer
 -------------------------------------
 Axel Schwarzer*                            Trustee                                      September 22, 2009

*By:     /s/Caroline Pearson
         -----------------------------
         Caroline Pearson**
         Assistant Secretary


** Attorney-in-fact pursuant to the powers of attorney as contained in and incorporated by reference to Post Effective Amendment No. 51 to the Registration Statement, as filed on September 26, 2008.

                                                                File No. 2-81105
                                                              File No. 811-03632


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 53

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 53

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                               DWS TAX FREE TRUST

                               DWS TAX FREE TRUST


                                  EXHIBIT INDEX

                                     (h)(8)
                                     (h)(9)



                                       10